Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property and Equipment, net
Schedule of property and equipment at cost and accumulated depreciation

Property and equipment at cost and accumulated depreciation at December 31, 2020 and 2019 are as follows:

	December 31, 2020
	Original	Accumulated	Assets
	cost	depreciation	net
Land	$3,678,296	$—	$3,678,296
Land with a related party – see Note 8(a)	3,599,324	—	3,599,324
Buildings	57,362,041	(436,209)	56,925,832
Construction in progress	23,525,658	—	23,525,658
Construction in progress with a related party – see Note 8(a)	54,648,634	—	54,648,634
Automobiles	151,898	(14,791)	137,107
Leasehold improvements	871,259	(17,660)	853,599
Equipment	1,803,347	(68,074)	1,735,273
Machinery	7,625,332	(83,720)	7,541,612
	$153,265,789	$(620,454)	$152,645,335

	December 31, 2019
	Original	Accumulated	Assets
	cost	depreciation	net
Land with a related party – see Note 8(a)	$3,599,324	$—	$3,599,324
Equipment	25,399	(7,235)	18,164
Machinery	95,512	(11,926)	83,586
	$3,720,235	$(19,161)	$3,701,074